CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Retained Earnings	Accumulated other comprehensive income (loss) [1]	Treasury Stock	Parent	Noncontrolling Interest
Balance at beginning of period at Mar. 31, 2023		¥ 5,832,729	¥ 2,442,153	¥ 649,395	¥ (8,786)		¥ 809,643
Purchases of treasury stock					(2,360)
Performance-based stock compensation program		(215)
Other		(80)	381
Disposal of treasury stock					2,707
Net income attributable to MHFG shareholders	¥ 307,013		307,013
Change during period	217,532			216,308
Transactions between the MHFG Group and the noncontrolling interest shareholders							(11,493)
Dividends paid to noncontrolling interests							(11,483)
Dividends declared			(107,883)
Net income (loss) attributable to noncontrolling interests	105,520						105,520
Other							1,224
Balance at end of period at Sep. 30, 2023	10,224,772	5,832,435	2,641,663	865,702	(8,440)	¥ 9,331,361	893,411
Balance at beginning of period at Mar. 31, 2024	10,431,187	5,833,660	3,120,236	984,578	(9,403)		502,116
Purchases of treasury stock					(2,773)
Performance-based stock compensation program		(537)
Other		1
Disposal of treasury stock					2,636
Net income attributable to MHFG shareholders	563,176		563,176
Change during period	18,873			17,586
Transactions between the MHFG Group and the noncontrolling interest shareholders							11,892
Dividends paid to noncontrolling interests							(6,008)
Dividends declared			(139,610)
Net income (loss) attributable to noncontrolling interests	(15,033)						(15,033)
Other							1,288
Balance at end of period at Sep. 30, 2024	¥ 10,863,804	¥ 5,833,124	¥ 3,543,801	¥ 1,002,164	¥ (9,540)	¥ 10,369,549	¥ 494,256

[1]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”